New accounting standards not yet in effect	12 Months Ended
Dec. 31, 2021
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
New accounting standards not yet in effect
32.	New accounting standards not yet in effect

The Company has not applied the following new and revised IFRSs that have been issued but are not yet effective:

Standard	Effective as of
IFRS 17– Insurance Contracts 1	January 1, 2022
Amendments IFRS 3	January 1, 2022
Amendments IAS 16	January 1, 2022
Amendments IAS 37	January 1, 2022
Annual Improvements to IFRS Standards 2018-2020	January 1, 2022
Amendments IAS 1	January 1, 2023
Amendments IAS 1 and IFRS 2	January 1, 2023
Amendments IAS 12	January 1, 2023
Amendments IAS 8	January 1, 2023

Company’s management anticipate that the application of these amendments will not have an impact on the Company's consolidated financial statements in future periods should such transactions arise.

IFRS 17 Insurance Contracts

The IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts and supersedes IFRS 4 Insurance Contracts.

This standard outlines a General Model, which is modified for insurance contracts with direct participation features, described as the Variable Fee Approach. The General Model is simplified if certain criteria are met by measuring the liability for remaining coverage using the Premium Allocation Approach.

The General Model will use current assumptions to estimate the amount, timing and uncertainty of future cash flows and it will explicitly measure the cost of that uncertainty, it takes into account market interest rates and the impact of policyholders’ options and guarantees.

In June 2020, the IASB issued amendments to IFRS 17 to address concerns and implementation changes that were identified after IFRS 17 was published. The amendments defer the initial application date of IFRS 17 (incorporating the amendments) to the annual report beginning on or after January 1, 2023. At the same time, the IASB issued a Temporary Extension of Exemption to Apply IFRS 9 (Amendments to IFRS 4) that extend the expiration date of the temporary exception to apply IFRS 9 in IFRS 4 for annual periods beginning on or after January 1, 2023. IFRS 17 must be applied retrospectively unless it is not practical, in which case the retrospective approach will be modified or the fair value approach will be applied. In accordance with the transition requirements, the date of initial application is the beginning of the annual reporting period in which the Company first applies the Standard, and the date of transition is the beginning of the period immediately preceding the date of application. the initial application.

The Company’s management does not anticipate that the application of the Standard in the future will have an impact on the Company's consolidated financial statements.

Amendments IAS 1 Classification of Liabilities as Current or Non-current

The amendments to IAS 1 affect only the presentation of liabilities as current and non-current in the consolidated statement of financial position and not for the amount or time in which any asset, liability, income or expense is recognized, or the information disclosed about of those figures.

The amendments clarify that the classification of liabilities as current and non-current is based on the rights of existence at the end of the reporting period, specifying that the classification is not affected by expectations about whether the entity will exercise the right to defer the cancellation of the liability, explain that there are rights if there are agreements that must be fulfilled at the end of the reporting period, and introduce a definition of the 'agreement' to make it clear that the agreement refers to the transfer of cash from the counterparty , equity instruments, other assets or services.

The amendments apply retrospectively for annual reporting periods beginning on or after 1 January 2023, with early application permitted.

The Company´s management anticipate that the application of these amendments will not have an impact on the Company consolidated financial statements in future periods should such transactions arise.

Amendments to IFRS 3 - Reference to the Conceptual Framework

The amendments update IFRS 3 so that it can refer to the 2018 Conceptual Framework rather than the 1989 Framework. They also added a requirement that, for obligations within the scope of IAS 37, a buyer applies IAS 37 to determine whether the acquisition date is a present obligation or exists as a result of a past event. For levies that are within the scope of IFRIC 21 Levies, the buyer applies IFRIC 21 to determine whether the obligation gives rise to a liability to pay the levy that occurred on the acquisition date.

Finally, the amendments add an explicit statement that the buyer will not recognize a contingent asset acquired from a business combination.

The amendments are effective for business combinations whose acquisition date is on or after the initial period of the first annual period beginning on or after January 1, 2022. With the option of early application if the entity also applies all other updated references.

The Company´s management anticipate that the application of these amendments will not have an impact on the Company consolidated financial statements in future periods should such transactions arise.

Amendments IAS 16 Property, Plant and Equipment: Proceeds before intended

Under the amendments, proceeds from selling items before the related item of Property, Plant and Equipment is available for use should be recognized in profit or loss, together with the costs of producing those items. IAS 2 Inventories should be applied in identifying and measuring these production costs.

Companies will therefore need to distinguish between:

-costs associated with producing and selling items before the item of Property, Plant and Equipment is available for use; and

-costs associated with making the item of Property, Plant and Equipment available for its intended use.

Making this allocation of costs may require significant estimation and judgement. Companies in the extractive industry may need to monitor costs at a more granular level.

The meaning of testing the functioning of Property, Plant and Equipment. The amendments also clarify that testing whether an item of Property, Plant and Equipment is functioning properly means assessing its technical and physical performance rather than assessing its financial performance.

The Company must recognize the cumulative effect of the initial application of the amendments as an adjustment to the consolidated financial statements in retained earnings (or some capital component, as appropriate) at the beginning of the first period to be presented.

The amendments are effective for annual periods beginning on January 1, 2022 with the option of early application.

The Company´s management anticipate that the application of these amendments will not have an impact on the Company consolidated financial statements in future periods should such transactions arise.

Amendments IAS 37 Onerous Contracts – Cost of Fulfilling a Contract

The amendments specify that the ‘costs to fulfill’ a contract include the ‘costs directly related to the contract’. The costs that are directly related to a contract consist of the incremental costs and the costs to fulfill a contract and the allocation of other costs that are directly related to fulfill a contract.

The amendments apply to contracts in which the Company has not yet fulfilled all its obligations at the beginning of the annual reporting period in which the entity applies the amendments for the first time. The comparatives should not be reformulated. Instead, the entity should recognize the cumulative effect of the initial application of the amendments as an adjustment to the consolidated financial statements in retained earnings or some other component of equity, as appropriate, by the date of initial application.

The modifications are effective for annual periods beginning on or after January 1, 2022, with the option of early application.

The Company´s management anticipate that the application of these amendments will not have an impact on the Company consolidated financial statements in future periods should such transactions arise.

Amendments to IAS 1 and IFRS 2 – Amendments to IAS 1 and Statement of Practice IFRS 2

The amendments are intended to help entities provide accounting policy disclosures that are more useful by:

-Replace the requirement that entities disclose their significant accounting policies and,

-Add guidelines on how entities apply the concept of relative importance when making decisions about the information to be disclosed on accounting policies.

Replacement of the term “significant” with “material”

In the absence of a definition of the significant term in IFRS, it was decided to replace it with material in the context of disclosing information about accounting policies. Material is a defined term in IFRS and is widely understood by users of financial statements.

Early application of the amendments to IAS 1 is permitted, provided this fact is disclosed.

The Company´s management anticipate that the application of these amendments will not have an impact on the Company consolidated financial statements in future periods should such transactions arise.

Amendments to IAS 8 – Amendments to the definitions of accounting policy estimates

The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. In addition, they clarify how entities use measurement techniques to develop accounting estimates.

The amended standard clarifies that the effects on an accounting estimate of a change in an input or a change in a measurement technique are changes in accounting estimates if they are not the result of correcting prior period errors. The previous definition of a change in accounting estimate specified that changes in accounting estimates may result from new information.

The amendments apply to changes in accounting policies and changes in accounting estimates that occur on or after the beginning of the effective date.

Early application is allowed.

The Company´s management anticipate that the application of these amendments will not have an impact on the Company consolidated financial statements in future periods should such transactions arise.

Amendments to IAS 12 – Deferred income taxes related to assets and liabilities from a single transaction

Amendments to IAS 12 Income Taxes were issued, which reduces the scope of the exemption of not recognizing deferred taxes in the initial recognition of assets and liabilities. These changes clarify that deferred taxes must be recognized on this type of transaction. Applying mainly to the initial recognition of the right-of-use asset and the lease liability under IAS 16 Leases and in the recognition of assets and liabilities when there are provisions for dismantling under IAS 37 Provisions, Contingent Liabilities and Contingent Assets.

The Company´s management anticipate that the application of these amendments will not have an impact on the Company consolidated financial statements in future periods should such transactions arise.

Annual Improvements to IFRS Standards 2018 – 2020

IFRS 1 First-time Adoption of International Financial Reporting Standards

The amendment simplifies the application of IFRS 1 for a subsidiary that becomes a first-time adopter of IFRS Standards later than its parent – i.e., if a subsidiary adopts IFRS Standards later than its parent and applies IFRS 1.D16 (a), then a subsidiary may elect to measure cumulative translation differences for all foreign operations at amounts included in the consolidated financial statements of the parent, based on the parent’s date of transition to IFRS Standards.

IFRS 9 Financial Instruments

This amendment clarifies that – for the purpose of performing the 10 per cent test for derecognition of financial liabilities – in determining those fees paid net of fees received, a borrower includes only fees paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf.

IFRS 16 Leases

The amendment removes the illustration of payments from the lessor relating to leasehold improvements. As currently drafted, this example is not clear as to why such payments are not a lease incentive.

The Company´s management anticipate that the application of these amendments will not have an impact on the Company consolidated financial statements in future periods should such transactions arise.